OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS
NOTE 2	-	OTHER CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2019	2018
Prepaid expenses	32,679	32,898
Government institutions	5,549	6,994
Deferred installation expenses	8,405	7,742
Advances to suppliers	967	3,061
Employees	428	430
Others	1,173	1,858
	49,201	52,983